Property and Equipment - Leases (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Right of use assets
Right-of-use assets, beginning of period	$ 14,605	$ 12,451
Additions, right-of-use assets	1,030	10,391	$ 3,485
Depreciation, right-of-use assets	(5,204)	(6,480)	(5,405)
Lease modifications, right of use assets	(1,959)	543
Effect of translation, right of use assets	(2,218)	(2,300)
Right-of-use assets, end of period	6,254	14,605	12,451
Lease Liabilities
Lease liabilities, beginning of period	13,847	12,537
Additions, lease liabilities	1,057	10,160	3,427
Interest expense, lease liabilities	1,074	1,710	1,527
Lease modifications, lease liabilities	(2,046)	595
Payments, Lease liabilities	(6,279)	(8,666)	(6,615)
Effect of translation, lease liabilities	(1,578)	(2,489)
Lease liabilities, end of period	$ 6,075	$ 13,847	$ 12,537